Basis of Presentation	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation

Note 1. Basis of Presentation

Nature of Operations

ASV Holdings, Inc. (the “Company” or “ASV”) primarily designs, manufactures and markets compact track loaders and skid steer loaders as well as related parts for use primarily in the construction, landscaping, and agricultural industries. The Company’s headquarters and manufacturing facility is located in Grand Rapids, Minnesota. Products are marketed and sold in North America, Australia, New Zealand and Latin America.

Corporate Conversion and Initial Public Offering

On May 11, 2017, pursuant to a Plan of Conversion adopted by the Members and Board of Managers of A.S.V., LLC as of April 25, 2017, the Company converted from a Minnesota limited liability company into a Delaware corporation and changed its name from A.S.V., LLC to ASV Holdings, Inc. In conjunction with this corporate conversion, the Company filed a certificate of incorporation (the “Certificate of Incorporation”) with the Secretary of State of the State of Delaware and the bylaws of the Company (the “Bylaws”) became effective. Both the Certificate of Incorporation and the Bylaws were approved by the Board of Managers and Members of A.S.V., LLC prior to corporate conversion. Pursuant to the Company’s Certificate of Incorporation, the Company is authorized to issue up to 50,000 shares of common stock $0.001 par value per share and 5,000 shares of preferred stock $0.001 par value per share. All references in the unaudited interim condensed financial statements to the number of shares and per-share amounts of common stock have been retroactively restated to reflect the corporate conversion.

On May 17, 2017, the Company completed its underwritten initial public offering (“IPO”) of 3,800 shares of the Company’s common stock, including 1,800 shares sold by the Company and 2,000 shares sold by Manitex International, Inc. (“Manitex”), at a price to the public of $7.00 per share. After underwriting discounts and commissions and offering expenses payable by the Company, the Company received net proceeds of $10,405 from the offering. The Company did not receive any proceeds from the sale of shares by Manitex.

On May 23, 2017, the underwriters exercised their over-allotment option in full by purchasing an additional 570 shares of the Company’s common stock from A.S.V. Holding, LLC, a selling stockholder in the IPO and subsidiary of Terex Corporation (“Terex”), at the IPO price of $7.00 per share, less underwriting discounts and commissions. The Company did not receive any proceeds from the sale of the shares by A.S.V. Holding, LLC.

NOTE 1—BASIS OF PRESENTATION

Nature of Operations

A.S.V., LLC (the “Company” or “ASV”) primarily designs, manufactures and markets skid steer loaders and compact track loaders as well as related parts for use primarily in the construction, landscaping, and agricultural industries. The Company’s headquarters and manufacturing facility is located in Grand Rapids, Minnesota. Products are marketed and sold in North America, Latin America and Australia.

Basis of Presentation

The financial statements, included herein, have been prepared by the Company pursuant to the rules and regulations of the United States Securities and Exchange Commission. Pursuant to these rules and regulations, the financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and have been consistently applied. The Company is a Limited Liability Company (“LLC”) that is owned by two partners Manitex International, Inc. (“Manitex”) and Terex Corporation (through its wholly-owned subsidiary, A.S.V. Holding, LLC) (“Terex”) that own 51% and 49%, respectively.